Revenue - Summary of Information About Trade Receivables, Contract Assets, and Deferred Revenue (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables from contracts with customers [abstract]
Trade receivables (note 17)	$ 493	$ 399
Contract assets	367	346	$ 336
Deferred revenue	$ (1,724)	$ (1,613)	$ (1,569)